AXP New
                                                                      Dimensions
                                                                         Fund(R)
                                                          2001 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) ruler

AXP New Dimensions Fund seeks to provide shareholders with long-term growth of capital.

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Fast-track Stocks

What kind of stocks have been the driving force behind the increase in the U.S. stock market in the past decade? The answer is growth stocks -- that is, stocks of companies that have a history of increasing their profits at a rapid rate. AXP New Dimensions Fund focuses primarily on growth stocks of large companies whose business prospects are enhanced by superior management, innovative marketing and/or technological advances.

CONTENTS
From the Chairman                                          3
From the Portfolio Managers                                3
Fund Facts                                                 5
The 10 Largest Holdings                                    6
Financial Statements (Fund)                                7
Notes to Financial Statements (Fund)                      10
Financial Statements (Portfolio)                          18
Notes to Financial Statements (Portfolio)                 21
Investments in Securities                                 24

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Managers
The past six months was a difficult period for most large-capitalization growth stocks, as share prices were whipsawed by sudden and frequent changes in the investment environment. Although AXP New Dimensions Fund held up relatively well in the turbulence, its Class A shares nevertheless experienced a loss of 8.72% (excluding the sales charge) for the first half of the fiscal year -- August 2000 through January 2001.

The period began well enough, as the Fund took advantage of a surging stock market to record a strong gain in August, but as the monthly calendar changed, so did investor psychology. Suddenly, the focus was on a host of negatives, including a slowing economy, slumping corporate profits and the possibility that companies would sharply reduce their capital spending.

NASDAQ NOSEDIVE
As the concerns increased, so did the selling pressure on the stock market. Most affected was the Nasdaq Composite, a group of stocks that includes many of the leading U.S. technology names. Illustrating the magnitude of the downturn, the Nasdaq fell by nearly 40% from September through November, with Fund holdings such as EMC, Cisco Systems, Microsoft, Intel and Texas Instruments among the more prominent ones suffering declines.

Some relief came when, after a relatively calm December, the market, and technology stocks in particular, got a shot in the arm from a surprise interest-rate cut by the Federal Reserve in early January. That set the stage for the market and the Fund to end the period on a positive note.

While the Fund's performance was clearly penalized by the troubles in the technology sector (tech stocks comprised about a quarter of the portfolio), positive returns from other types of investments mitigated the effect. The two most notable examples were utilities and energy-related stocks, which we added to during the period and which ultimately enjoyed strong gains. Also helping pick up the slack were the Fund's health care, financial services and consumer staple stocks.

As the second half of the fiscal year begins, we're continuing to take a somewhat defensive investment approach, which centers on maintaining a broad industry diversification in the portfolio and limiting holdings among more volatile stocks, particularly in the technology sector. Should the market find it difficult to make much progress in the months ahead, we think that strategy will serve the Fund well.

Gordon M. Fines

Note to shareholders: Gordon Fines is assisted by Doug Guffy and Anne Obermeyer in the management of AXP New Dimensions Fund.

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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                          $29.42
July 31, 2000                                                          $36.26
Decrease                                                               $ 6.84

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                            $ 0.02
From long-term capital gains                                           $ 3.46
Total distributions                                                    $ 3.48
Total return*                                                          -8.72%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                          $28.38
July 31, 2000                                                          $35.22
Decrease                                                               $ 6.84

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                            $   --
From long-term capital gains                                           $ 3.46
Total distributions                                                    $ 3.46
Total return*                                                          -9.07%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                          $28.36
July 31, 2000                                                          $35.23
Decrease                                                               $ 6.87

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                            $ 0.03
From long-term capital gains                                           $ 3.46
Total distributions                                                    $ 3.49
Total return*                                                          -9.06%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                          $29.49
July 31, 2000                                                          $36.33
Decrease                                                               $ 6.84

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                            $ 0.05
From long-tem capital gains                                            $ 3.46
Total distributions                                                    $ 3.51
Total return*                                                          -8.64%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.


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The 10 Largest Holdings
                                     Percent                    Value
                                 (of net assets)        (as of Jan. 31, 2001)
 Citigroup                            4.43%                $1,231,340,000
 Exxon Mobil                          3.93                  1,093,950,000
 General Electric                     3.31                    920,000,000
 Enron                                2.82                    784,000,000
 Safeway                              2.73                    760,050,000
 Morgan Stanley, Dean Witter,
   Discover & Co                      2.71                    754,275,000
 EMC                                  2.59                    721,905,000
 El Paso Energy                       2.49                    691,900,000
 Pfizer                               2.43                    677,250,000
 Viacom Cl B                          2.38                    662,400,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 29.82% of net assets

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

Financial Statements

Statement of assets and liabilities
AXP New Dimensions Fund

Jan. 31, 2001 (Unaudited)

Assets

Investment in Growth Trends Portfolio (Note 1)                                    $27,822,703,292
Capital shares receivable                                                                  16,057
                                                                                           ------
Total assets                                                                       27,822,719,349
                                                                                   --------------

Liabilities
Capital shares payable                                                                      9,006
Accrued distribution fee                                                                  274,475
Accrued service fee                                                                        15,481
Accrued transfer agency fee                                                                86,335
Accrued administrative services fee                                                        21,803
Other accrued expenses                                                                    164,601
                                                                                          -------
Total liabilities                                                                         571,701
                                                                                          -------
Net assets applicable to outstanding capital stock                                $27,822,147,648
                                                                                  ===============

Represented by
Capital stock-- $.01 par value (Note 1)                                           $     9,527,429
Additional paid-in capital                                                         19,673,524,103
Excess of distributions over net investment income                                     (2,301,552)
Accumulated net realized gain (loss)                                                 (208,287,755)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               8,349,685,423
                                                                                    -------------
Total-- representing net assets applicable to outstanding capital stock           $27,822,147,648
                                                                                  ===============
Net assets applicable to outstanding shares: Class A                              $16,188,472,087
                                             Class B                              $ 5,966,677,682
                                             Class C                              $    19,055,504
                                             Class Y                              $ 5,647,942,375
Net asset value per share
   of outstanding capital stock:             Class A shares       550,306,586     $         29.42
                                             Class B shares       210,222,263     $         28.38
                                             Class C shares           671,882     $         28.36
                                             Class Y shares       191,542,153     $         29.49

See accompanying notes to financial statements.

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

Statement of operations
AXP New Dimensions Fund

Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                         $    89,976,152
Interest                                                                               77,434,941
   Less foreign taxes withheld                                                            (37,968)
                                                                                          -------
Total income                                                                          167,373,125
                                                                                      -----------
Expenses (Note 2):
Expenses allocated from Growth Trends Portfolio                                        80,650,814
Distribution fee
   Class A                                                                             21,493,225
   Class B                                                                             30,976,586
   Class C                                                                                 55,562
Transfer agency fee                                                                    14,109,486
Incremental transfer agency fee
   Class A                                                                                845,477
   Class B                                                                                695,502
   Class C                                                                                  2,408
Service fee-- Class Y                                                                   3,054,845
Administrative services fees and expenses                                               4,213,407
Compensation of board members                                                              17,225
Registration fees                                                                         493,692
Printing and postage                                                                      773,203
Audit fees                                                                                  5,562
Other                                                                                      52,708
                                                                                           ------
Total expenses                                                                        157,439,702
   Earnings credits on cash balances (Note 2)                                            (786,169)
                                                                                         --------
Total net expenses                                                                    156,653,533
                                                                                      -----------
Investment income (loss)-- net                                                         10,719,592
                                                                                       ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                               49,559,634
   Options contracts written                                                              769,262
                                                                                          -------
Net realized gain (loss) on investments                                                50,328,896
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              (2,768,404,229)
                                                                                   --------------
Net gain (loss) on investments and foreign currencies                              (2,718,075,333)
                                                                                   --------------
Net increase (decrease) in net assets resulting from operations                   $(2,707,355,741)
                                                                                  ===============

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP New Dimensions Fund

                                                                  Jan. 31, 2001      July 31, 2000
                                                                Six months ended      Year ended
                                                                   (Unaudited)

Operations and distributions
Investment income (loss)-- net                                $    10,719,592     $    22,358,573
Net realized gain (loss) on investments                            50,328,896       3,081,372,616
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                       (2,768,404,229)      2,332,675,599
                                                               --------------       -------------
Net increase (decrease) in net assets
   resulting from operations                                   (2,707,355,741)      5,436,406,788
                                                               --------------       -------------
Distributions to shareholders from:
   Net investment income
     Class A                                                      (12,720,277)        (26,128,388)
     Class B                                                               --             (50,708)
     Class C                                                          (11,368)                 --
     Class Y                                                       (8,385,298)        (15,301,634)
   Net realized gain
     Class A                                                   (1,695,350,636)       (916,264,494)
     Class B                                                     (639,358,508)       (304,244,551)
     Class C                                                       (1,669,548)                 --
     Class Y                                                     (608,065,587)       (339,490,042)
                                                                 ------------        ------------
Total distributions                                            (2,965,561,222)     (1,601,479,817)
                                                               --------------      --------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 5)                               1,499,580,348       3,995,523,644
   Class B shares                                                 634,211,453       1,811,114,875
   Class C shares                                                  19,122,358           2,479,809
   Class Y shares                                                 836,010,462       1,945,177,559
Reinvestment of distributions at net asset value
   Class A shares                                               1,663,377,975         881,411,576
   Class B shares                                                 634,353,718         302,320,816
   Class C shares                                                   1,679,188                  --
   Class Y shares                                                 616,450,885         354,791,675
Payments for redemptions
   Class A shares                                              (1,481,391,298)     (2,938,028,182)
   Class B shares (Note 2)                                       (325,686,253)       (618,330,446)
   Class C shares (Note 2)                                         (1,205,953)             (8,844)
   Class Y shares                                                (960,882,723)     (2,363,420,039)
                                                                 ------------      --------------
Increase (decrease) in net assets from
   capital share transactions                                   3,135,620,160       3,373,032,443
                                                                -------------       -------------
Total increase (decrease) in net assets                        (2,537,296,803)      7,207,959,414
Net assets at beginning of period                              30,359,444,451      23,151,485,037
                                                               --------------      --------------
Net assets at end of period                                   $27,822,147,648     $30,359,444,451
                                                              ===============     ===============
Undistributed (excess of distributions over)
   net investment income                                      $    (2,301,552)    $     8,095,799
                                                              ---------------     ---------------

See accompanying notes to financial statements.


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Notes to Financial Statements
AXP New Dimensions Fund

(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP New Dimensions Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP New Dimensions Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 55 shares of capital stock at $36.36 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The level of distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Trends Portfolio
The Fund invests all of its assets in the Growth Trends Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2001, was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $17,618,565 for Class A, $2,267,923 for Class B and $2,411 for Class C for the six months ended Jan. 31, 2001.

During the six months ended Jan. 31, 2001, the Fund's transfer agency fees were reduced by $786,169 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended Jan. 31, 2001
                             Class A        Class B     Class C      Class Y
Sold                        44,052,106     19,163,929   579,195    24,326,265
Issued for
   reinvested distributions 59,625,157     23,559,244    62,400    22,063,384
Redeemed                   (43,681,857)   (10,008,696)  (38,029)  (29,036,267)
                           -----------    -----------   -------   -----------
Net increase (decrease)     59,995,406     32,714,477   603,566    17,353,382
                            ----------     ----------   -------    ----------

                                         Year ended July 31, 2000
                             Class A        Class B     Class C*     Class Y
Sold                       114,459,462     53,344,051    68,563    55,613,142
Issued for
   reinvested distributions 24,952,705      8,773,389        --    10,042,221
Redeemed                   (83,901,714)   (17,881,413)     (247)  (67,928,524)
                           -----------    -----------      ----   -----------
Net increase (decrease)     55,510,453     44,236,027    68,316    (2,273,161)
                            ----------     ----------    ------    ----------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP New Dimensions Fund acquired the assets and assumed the identified liabilities of Strategist Growth Trends Fund.

The aggregate net assets of AXP New Dimensions Fund immediately before the acquisition were $31,912,587,006.

The merger was accomplished by a tax-free exchange of 845,723 shares of Strategist Growth Trends Fund valued at $30,939,754.

In exchange for the Strategist Growth Trends Fund shares and net assets, AXP New Dimensions Fund issued the following number of shares:

                                                         Shares    Net assets
Class A                                                 809,645   $30,939,754

Strategist Growth Trends Fund's net assets at that date consisted of capital stock of $15,851,698 and unrealized appreciation of $15,088,056.

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results. Fiscal period ended July 31, Per share income and capital changes(a)

                                                                    Class A

                                           2001(b)       2000         1999         1998         1997

Net asset value, beginning of period     $36.26        $31.21       $27.59       $25.69       $18.54

Income from investment operations:

Net investment income (loss)                 --           .02          .06          .13          .15

Net gains (losses)
   (both realized and unrealized)         (3.36)         7.14         5.31         3.67         7.80

Total from investment operations          (3.36)         7.16         5.37         3.80         7.95

Less distributions:

Dividends from net investment income       (.02)         (.05)        (.06)        (.17)        (.13)

Distributions from realized gains         (3.46)        (2.06)       (1.69)       (1.73)        (.67)

Total distributions                       (3.48)        (2.11)       (1.75)       (1.90)        (.80)

Net asset value, end of period           $29.42        $36.26       $31.21       $27.59       $25.69

Ratios/supplemental data

Net assets, end of period (in millions) $16,188       $17,777      $13,568      $10,559       $8,663

Ratio of expenses to
   average daily net assets(c)             .94%(d)       .90%         .86%         .82%         .91%

Ratio of net investment income (loss)

to average daily net assets                .20%(d)       .19%         .24%         .55%         .73%

Portfolio turnover rate
   (excluding short-term securities)        14%           34%          34%          38%          32%

Total return(e)                          (8.72%)       23.16%       20.04%       16.19%       43.81%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

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

Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                    Class B

                                           2001(b)      2000         1999         1998         1997

Net asset value, beginning of period     $35.22        $30.54       $27.19       $25.38       $18.38

Income from investment operations:

Net investment income (loss)               (.04)         (.24)        (.10)       --            (.02)

Net gains (losses)
   (both realized and unrealized)         (3.34)         6.98         5.14         3.57         7.73

Total from investment operations          (3.38)         6.74         5.04         3.57         7.71

Less distributions:

Dividends from net investment income         --            --           --         (.03)        (.04)

Distributions from realized gains         (3.46)        (2.06)       (1.69)       (1.73)        (.67)

Total distributions                       (3.46)        (2.06)       (1.69)       (1.76)        (.71)

Net asset value, end of period           $28.38        $35.22       $30.54       $27.19       $25.38

Ratios/supplemental data

Net assets, end of period (in millions)  $5,967        $6,252       $4,070       $2,515       $1,552

Ratio of expenses to average
   daily net assets(c)                    1.70%(d)      1.66%        1.63%        1.58%        1.67%

Ratio of net investment income (loss)
   to average daily net assets            (.56%)(d)     (.57%)       (.53%)       (.23%)       (.02%)

Portfolio turnover rate
   (excluding short-term securities)        14%           34%          34%          38%          32%

Total return(e)                          (9.07%)       22.20%       19.13%       15.31%       42.72%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                Class C

                                                         2001(b)       2000(c)

Net asset value, beginning of period                    $35.23       $35.52

Income from investment operations:

Net investment income (loss)                              (.03)        (.01)

Net gains (losses) (both realized and unrealized)        (3.35)        (.28)

Total from investment operations                         (3.38)        (.29)

Less distributions:

Dividends from net investment income                      (.03)          --

Distributions from realized gains                        (3.46)          --

Total distributions                                      (3.49)          --

Net asset value, end of period                          $28.36       $35.23

Ratios/supplemental data

Net assets, end of period (in millions)                    $19           $2

Ratio of expenses to average daily net assets(d)         1.70%(e)     1.66%(e)

Ratio of net investment income (loss)
   to average daily net assets                           (.68%)(e)    (.74%)(e)

Portfolio turnover rate
   (excluding short-term securities)                       14%          34%

Total return(f)                                         (9.06%)       (.82%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                    Class Y

                                           2001(b)      2000         1999         1998         1997

Net asset value, beginning of period     $36.33        $31.24       $27.62       $25.72       $18.56

Income from investment operations:

Net investment income (loss)                .01           .05          .09          .15          .18

Net gains (losses)
   (both realized and unrealized)         (3.34)         7.19         5.30         3.68         7.81

Total from investment operations          (3.33)         7.24         5.39         3.83         7.99

Less distributions:

Dividends from net investment income       (.05)         (.09)        (.08)        (.20)        (.16)

Distributions from realized gains         (3.46)        (2.06)       (1.69)       (1.73)        (.67)

Total distributions                       (3.51)        (2.15)       (1.77)       (1.93)        (.83)

Net asset value, end of period           $29.49        $36.33       $31.24       $27.62       $25.72

Ratios/supplemental data

Net assets, end of period (in millions)  $5,648        $6,328       $5,513       $4,575       $3,745

Ratio of expenses to average
   daily net assets(c)                     .78%(d)       .74%         .77%         .75%         .76%

Ratio of net investment income (loss)
   to average daily net assets             .36%(d)       .35%         .33%         .62%         .88%

Portfolio turnover rate
   (excluding short-term securities)        14%           34%          34%          38%          32%

Total return(e)                          (8.64%)       23.35%       20.12%       16.28%       44.02%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
Growth Trends Portfolio

Jan. 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $19,397,332,840)                                              $27,747,024,293
Cash in bank on demand deposit                                                            757,508
Dividends and accrued interest receivable                                              11,299,927
Receivable for investment securities sold                                             123,378,170
                                                                                      -----------
Total assets                                                                       27,882,459,898
                                                                                   --------------

Liabilities
Payable for investment securities purchased                                            31,326,923
Payable upon return of securities loaned (Note 4)                                      27,636,000
Accrued investment management services fee                                                383,698
Other accrued expenses                                                                    322,155
                                                                                          -------
Total liabilities                                                                      59,668,776
                                                                                       ----------
Net assets                                                                        $27,822,791,122
                                                                                  ===============

See accompanying notes to financial statements.


Statement of operations
Growth Trends Portfolio

Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                         $    89,976,435
Interest                                                                               77,385,916
   Less foreign taxes withheld                                                            (37,969)
                                                                                          -------
Total income                                                                          167,324,382
                                                                                      -----------
Expenses (Note 2):
Investment management services fee                                                     79,575,392
Compensation of board members                                                              31,650
Custodian fees                                                                            900,800
Audit fees                                                                                 16,875
Other                                                                                     145,671
                                                                                          -------
Total expenses                                                                         80,670,388
   Earnings credits on cash balances (Note 2)                                             (19,320)
                                                                                          -------
Total net expenses                                                                     80,651,068
                                                                                       ----------
Investment income (loss)-- net                                                         86,673,314
                                                                                       ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                      49,545,141
   Options contracts written (Note 5)                                                     769,264
                                                                                          -------
Net realized gain (loss) on investments                                                50,314,405
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              (2,768,398,216)
                                                                                   --------------
Net gain (loss) on investments and foreign currencies                              (2,718,083,811)
                                                                                   --------------
Net increase (decrease) in net assets resulting from operations                   $(2,631,410,497)
                                                                                  ===============

See accompanying notes to financial statements.


Statements of changes in net assets
Growth Trends Portfolio
                                                                  Jan. 31, 2001       July 31, 2000
                                                                Six months ended       Year ended
                                                                   (Unaudited)
Operations

Investment income (loss)-- net                                $    86,673,314    $    160,182,795
Net realized gain (loss) on investments                            50,314,405       3,084,866,684
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies             (2,768,398,216)      2,336,373,939
                                                               --------------       -------------
Net increase (decrease)
   in net assets resulting from operations                     (2,631,410,497)      5,581,423,418
Net contributions (withdrawals) from partners                      92,423,230       1,602,569,804
                                                                   ----------       -------------
Total increase (decrease) in net assets                        (2,538,987,267)      7,183,993,222
Net assets at beginning of period                              30,361,778,389      23,177,785,167
                                                               --------------      --------------
Net assets at end of period                                   $27,822,791,122     $30,361,778,389
                                                              ===============     ===============

See accompanying notes to financial statements.

Notes to Financial Statements
Growth Trends Portfolio

(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.48% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP New Dimensions Fund to the Lipper Large-Cap Growth Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $5,256,249 for the six months ended Jan.
31, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2001, the Portfolio's custodian fees were reduced by $19,320 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $5,260,610,003 and $3,924,626,513, respectively, for the six months ended Jan. 31, 2001. For the same period, the portfolio turnover rate was 14%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $740,945 for the six months ended Jan. 31, 2001.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2001, securities valued at $27,048,000 were on loan to brokers. For collateral, the Portfolio received $27,636,000 in cash. Income from securities lending amounted to $3,389 for the six months ended Jan. 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                  Six months ended Jan. 31, 2001
                                               Puts
                                      Contracts        Premium
Balance July 31, 2000                     --        $       --
Opened                                 5,000         1,098,987
Closed                                (5,000)       (1,098,987)
                                      ------        ----------
Balance Jan. 31, 2001                     --        $       --
                                      ------        ----------

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

Investments in Securities
Growth Trends Portfolio
Jan. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.3%)
Issuer                                         Shares                Value(a)

Aerospace & defense (0.3%)
United Technologies                         1,000,000             $74,980,000

Airlines (1.5%)
AMR                                           400,000(b)           15,636,000
Southwest Airlines                         12,600,000             394,758,000
Total                                                             410,394,000

Banks and savings & loans (4.0%)
State Street                                3,000,000             338,790,000
USA Education                               2,700,000             169,641,000
Wells Fargo                                12,000,000             618,120,000
Total                                                           1,126,551,000

Beverages & tobacco (1.6%)
Anheuser-Busch                              1,750,000              75,880,000
Coca-Cola                                   2,000,000             116,000,000
Philip Morris                               5,600,000             246,400,000
Total                                                             438,280,000

Chemicals (0.5%)
Air Products & Chemicals                    3,900,000             147,303,000

Communications equipment & services (4.3%)
CIENA                                         700,000(b)           63,043,750
Corning                                     6,500,000             368,615,000
JDS Uniphase                                7,600,000(b)          416,575,000
Motorola                                    3,800,000              86,678,000
Nokia ADR Cl A                              5,093,700(c)          174,968,595
Nortel Networks                             2,000,000(c)           76,460,000
Total                                                           1,186,340,345

Computer software & services (3.9%)
Microsoft                                  10,000,000(b)          610,625,000
Oracle                                     11,000,000(b)          320,375,000
Siebel Systems                              1,000,000(b)           66,312,500
VERITAS Software                            1,000,000(b)           94,875,000
Total                                                           1,092,187,500

Computers & office equipment (14.1%)
AOL Time Warner                            10,300,000(b)          541,368,000
Automatic Data Processing                   7,500,000             448,950,000
Cisco Systems                              17,000,000(b)          636,437,500
Comverse Technology                           600,000(b)           67,987,500
EMC  9,500,000(b)                         721,905,000
Hewlett-Packard                             4,000,000             146,960,000
Intl Business Machines                      5,000,000             560,000,000
Juniper Networks                              500,000(b)           53,343,750
Sanmina                                     2,000,000(b)           97,250,000
Solectron                                  14,000,000(b)          557,900,000
Sun Microsystems                            3,500,000(b)          106,968,750
Total                                                           3,939,070,500

Electronics (5.8%)
Applied Materials                           3,300,000(b)          166,031,250
Applied Micro Circuits                      1,000,000(b)           73,500,000
Intel                                      14,000,000             518,000,000
Maxim Integrated Products                   4,000,000(b)          244,250,000
PMC-Sierra                                    400,000(b)           30,225,000
Texas Instruments                          13,000,000             569,400,000
Total                                                           1,601,406,250

Energy (5.4%)
Chevron                                     4,800,000             399,744,000
Exxon Mobil                                13,000,000           1,093,950,000
Total                                                           1,493,694,000

Energy equipment & services (1.1%)
Halliburton                                 7,200,000             296,568,000

Financial services (9.2%)
Citigroup                                  22,000,000           1,231,340,000
Fannie Mae                                  3,400,000             252,212,000
MBNA                                       10,000,000             361,900,000
Morgan Stanley, Dean Witter,
   Discover & Co                            8,900,000             754,275,000
Total                                                           2,599,727,000

Health care (7.5%)
ALZA                                        4,800,000(b)          198,720,000
Amgen                                       2,500,000(b)          175,781,250
Bristol-Myers Squibb                        5,000,000             309,450,000
Guidant                                     1,600,000(b)           79,200,000
Medtronic                                   7,200,000             388,800,000
Pfizer                                     15,000,000             677,250,000
Schering-Plough                             5,000,000             252,000,000
Total                                                           2,081,201,250

Health care services (2.8%)
Cardinal Health                             4,800,000             457,440,000
HCA-The Healthcare                          7,400,000             276,834,000
Manor Care                                  1,700,000(b)           32,725,000
Total                                                             766,999,000

Household products (1.2%)
Colgate-Palmolive                           2,800,000             168,224,000
Kimberly-Clark                              2,400,000             155,400,000
Total                                                             323,624,000

Industrial equipment & services (0.7%)
Illinois Tool Works                         3,000,000             196,500,000

Insurance (3.1%)
American Intl Group                         7,100,000             603,642,000
Marsh & McLennan                            2,300,000             248,745,000
Total                                                             852,387,000

Leisure time & entertainment (2.4%)
Viacom Cl B                                12,000,000(b)          662,400,000

Media (1.6%)
Comcast Special Cl A                        4,000,000(b)          171,250,000
Gannett                                     3,000,000             190,200,000
Sony ADR                                    1,000,000(c)           73,550,000
Total                                                             435,000,000

Multi-industry conglomerates (7.0%)
General Electric                           20,000,000(e)          920,000,000
Minnesota Mining & Mfg                      3,800,000             420,470,000
Robert Half Intl                            3,200,000(b)           85,600,000
Tyco Intl                                   8,600,000(c)          529,760,000
Total                                                           1,955,830,000

Restaurants & lodging (0.8%)
Marriott Intl Cl A                          5,000,000             230,800,000

Retail (8.7%)
Costco Wholesale                            9,000,000(b)          416,250,000
Home Depot                                  5,000,000             241,000,000
Safeway                                    15,000,000(b)          760,050,000
Target                                      9,300,000             353,214,000
Wal-Mart Stores                            10,000,000             568,000,000
Walgreen                                    2,400,000              98,256,000
Total                                                           2,436,770,000

Utilities -- electric (0.4%)
Duke Energy                                 3,000,000             109,710,000

Utilities -- gas (5.3%)
El Paso Energy                             11,000,000             691,900,000
Enron                                       9,800,000             784,000,000
Total                                                           1,475,900,000

Utilities -- telephone (1.1%)
Qwest Communications Intl                     400,000(b)           16,848,000
Verizon                                     5,400,000             296,730,000
Total                                                             313,578,000

Total common stocks
(Cost: $17,897,329,225)                                       $26,247,200,845

Short-term securities (5.4%)
Issuer                    Annualized           Amount                Value(a)
                       yield on date       payable at
                         of purchase         maturity

U.S. government agency (0.2%)
Federal Natl Mtge Assn Disc Nt
   03-07-01                    5.52%      $50,000,000             $49,733,125

Commercial paper (5.0%)
ABN Amro NA Finance
   03-12-01                    5.60        14,600,000              14,509,641
   03-12-01                    5.64        13,200,000              13,117,865
Alabama Power
   02-27-01                    5.57        16,000,000              15,933,399
Alcoa
   02-07-01                    5.76        28,700,000              28,667,910
   02-20-01                    6.43         8,600,000               8,568,848
Bank 1 Canada
   04-27-01                    5.53         5,000,000               4,934,664
BBV Finance
   07-11-01                    5.37        10,500,000              10,252,060
BellSouth Capital Funding
   02-14-01                    5.68        17,800,000(d)           17,760,751
CAFCO
   04-06-01                    5.55        23,000,000(d)           22,772,843
   04-10-01                    5.56        25,000,000(d)           24,737,896
Cargill
   02-01-01                    5.79        14,300,000(d)           14,297,700
Charta
   02-01-01                    5.78         9,000,000(d)            8,998,555
   02-22-01                    6.54        16,600,000(d)           16,532,773
Ciesco LP
   03-02-01                    5.78        36,900,000              36,723,185
Commerzbank U.S. Finance
   02-01-01                    6.47         2,000,000               1,999,641
   03-27-01                    5.53         8,000,000               7,933,022
Corporate Receivables
   04-10-01                    5.53        23,500,000(d)           23,253,622
   04-11-01                    5.56        30,500,000(d)           30,175,599
CXC
   02-07-01                    6.51        24,600,000(d)           24,568,908
   02-12-01                    6.56        29,000,000(d)           28,936,681
   02-21-01                    6.39         3,300,000(d)            3,287,737
   03-20-01                    5.58        28,400,000(d)           28,190,217
   04-20-01                    5.57        24,300,000(d)           24,008,312
   05-02-01                    5.42        28,000,000(d)           27,619,923
   05-08-01                    5.33        27,500,000(d)           27,110,990
Delaware Funding
   02-09-01                    5.82        30,000,000(d)           29,956,425
   03-09-01                    6.31        18,000,000(d)           17,890,137
   03-12-01                    6.42        11,400,000(d)           11,327,166
   04-12-01                    5.56        30,000,000(d)           29,676,358
   04-16-01                    5.66        30,000,000(d)           29,658,125
   04-18-01                    5.57        25,800,000(d)           25,498,147
   04-24-01                    5.47         8,200,000               8,096,587
Edison Asset Securitization
   02-01-01                    6.50        25,000,000(d)           24,995,486
   03-05-01                    5.66        30,000,000(d)           29,845,174
   03-06-01                    5.68        20,000,000(d)           19,893,275
   04-09-01                    5.51        30,000,000(d)           29,690,033
   04-23-01                    5.58        30,400,000(d)           30,021,233
Enterprise Funding
   02-02-01                    6.55        28,100,000(d)           28,089,774
Falcon Asset
   02-02-01                    6.58        25,000,000(d)           24,990,461
   02-05-01                    6.56         7,500,000(d)            7,493,125
   02-16-01                    6.50        23,000,000(d)           22,930,849
   02-26-01                    5.70        30,000,000(d)           29,876,932
   03-16-01                    5.52        28,800,000(d)           28,607,104
   04-10-01                    5.58        30,000,000(d)           29,685,475
Fleet Funding
   02-20-01                    5.70        11,197,000(d)           11,161,667
   02-28-01                    5.67        20,800,000              20,708,594
   03-15-01                    5.64        23,300,000(d)           23,141,592
Ford Motor Credit
   03-07-01                    6.29        11,600,000              11,535,152
Goldman Sachs Group
   02-15-01                    6.37        17,700,000              17,653,168
Merrill Lynch
   03-12-01                    5.53         9,600,000               9,541,333
   04-12-01                    5.54         1,300,000               1,285,976
   04-20-01                    5.47         1,300,000               1,284,395
Natl Rural Utilities
   02-16-01                    5.68        11,400,000              11,371,272
   03-15-01                    5.47        14,100,000              14,008,550
Paccar Financial
   02-22-01                    6.54         2,500,000               2,489,876
Park Avenue Receivables
   02-06-01                    5.86        26,400,000(d)           26,374,260
   03-01-01                    5.57        16,200,000(d)           16,127,572
Preferred Receivables
   02-02-01                    6.57         8,200,000(d)            8,197,007
   02-15-01                    6.46         8,600,000(d)            8,576,923
Receivables Capital
   03-22-01                    5.54        26,300,000(d)           26,099,097
   04-17-01                    5.65        15,000,000(d)           14,826,783
Salomon Smith Barney
   02-15-01                    6.52         6,300,000               6,282,524
SBC Communications
   02-02-01                    6.51         5,500,000(d)            5,498,011
Sheffield Receivables
   03-14-01                    6.44        25,000,000(d)           24,832,291
   03-19-01                    6.41        30,000,000(d)           29,774,791
Toyota Motor Credit
   02-09-01                    5.77         8,300,000(d)            8,288,048
   03-20-01                    5.57         6,600,000(d)            6,551,336
UBS Finance
   02-01-01                    5.79         6,500,000               6,498,955
USAA Capital
   03-09-01                    5.55        16,300,000              16,207,523
Variable Funding Capital
   02-23-01                    6.46        30,000,000(d)           29,870,936
   03-23-01                    5.58        30,000,000(d)           29,764,548
   04-17-01                    5.45        29,500,000(d)           29,159,340
Verizon Global Funding
   02-26-01                    6.53           700,000                 696,724
   03-14-01                    5.72        15,500,000              15,397,285
Verizon Network Funding
   04-05-01                    5.39         1,700,000               1,683,861
Windmill Funding
   02-12-01                    5.81        25,000,000(d)           24,951,667
   03-08-01                    5.63        15,300,000(d)           15,214,318
   03-16-01                    5.56         9,600,000(d)            9,535,232
Total                                                           1,407,705,215

Letters of credit (0.2%)
Bank of America-
AES Hawaii
   02-16-01                    6.47        11,900,000              11,864,222
Bank of America-
AES Shady Point
   03-08-01                    5.64        29,000,000              28,837,308
   04-06-01                    5.40         1,700,000               1,683,578
Total                                                              42,385,108

Total short-term securities
(Cost: $1,500,003,615)                                         $1,499,823,448

Total investments in securities
(Cost: $19,397,332,840)(f)                                    $27,747,024,293

See accompanying notes to investments in securities.

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 3.07% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At Jan. 31, 2001, the cost of securities for federal income tax purposes was approximately $19,397,333,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $8,995,746,000
     Unrealized depreciation                                       (646,055,000)
                                                                   ------------
     Net unrealized appreciation                                 $8,349,691,000
                                                                 ==============

American
   Express(R)
Funds

AXP New Dimensions Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: INNDX    Class B: INDBX
Class C: ANDCX    Class Y: IDNYX

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                     EXPRESS

                                                              S-6441 R (3/01)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.